Note 11 - Derivatives and Fair Value Disclosures (Detail) - Financial Instruments (USD $)	Sep. 30, 2012	Dec. 31, 2011
Interest Rate Swap Agreements	$ 1,026,410
Interest Rate Swap Agreements	5,913,326	9,401,798
Total derivatives not designated as hedging instruments	6,939,736	9,401,798
Total derivatives	6,939,736	9,401,798
Not Designated as Hedging Instrument [Member]
Interest Rate Swap Agreements	1,026,410
Interest Rate Swap Agreements	5,913,326	9,401,798
Total derivatives not designated as hedging instruments	6,939,736	9,401,798
Total derivatives	$ 6,939,736	$ 9,401,798